Interests in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year	$ 2,306	$ 983
Additions	55	0
Disposals	(1)	(6)
Reclassifications	(292)
Share of comprehensive income	154	105
of which: share of net profit / (loss)	79	74	$ (163)
of which: share of other comprehensive income	75	31
Share of changes in retained earnings	(2)	(3)
Dividends received	(159)	(31)
Impairment	(2)
Foreign currency translation	273	(73)
Carrying amount at the end of the year	2,331	2,306	$ 983
Share of profit (loss) of associates	(14)	40
Share of profit (loss) of joint ventures	94	33
Share of other comprehensive income of associates	75	31
Merger with Credit Suisse AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Balance recognized upon the merger of UBS AG and Credit Suisse AG				$ 1,330
Joint ventures
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: joint ventures		$ 249
of which: Swisscard AECS GmbH, Horgen
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: share of net profit / (loss)	$ 64
Proportion of ownership interest in joint venture	50.00%	50.00%
Associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 2,331	$ 2,057
of which: SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 1,612	$ 1,484
Proportion of ownership interest in associate	34.00%	34.00%
of which: other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 719	$ 572